Interest-Bearing Liabilities and Financing Facilities	12 Months Ended
Dec. 31, 2022
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Interest-bearing liabilities and financing facilities
C.2	Interest-bearing liabilities and financing facilities

	Bilateral Facilities	Syndicated Facilities	JBIC Facility	US Bonds	Medium Term Notes	Total
	US$m	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2022

At 1 January 2022	(4)	595	166	4,081	592	5,430

Repayments 1	-	-	(83)	-	(200)	(283)

Fair value adjustment and foreign exchange movement	-	-	-	-	(7)	(7)

Transaction costs capitalised and amortised	(1)	(4)	-	3	-	(2)

Carrying amount at 31 December 2022	(5)	591	83	4,084	385	5,138

Current	(2)	(3)	83	(3)	185	260

Non-current	(3)	594	-	4,087	200	4,878

Carrying amount at 31 December 2022	(5)	591	83	4,084	385	5,138

Undrawn balance at 31 December 2022	2,050	2,000	-	-	-	4,050

Year ended 31 December 2021

At 1 January 2021	(4)	593	250	4,778	597	6,214

Repayments 1	-	-	(84)	(700)	-	(784)

Fair value adjustment and foreign exchange movement	-	-	-	-	(5)	(5)

Capitalised borrowing costs	-	2	-	3	-	5

Carrying amount at 31 December 2021	(4)	595	166	4,081	592	5,430

Current	(2)	(2)	83	(2)	200	277

Non-current	(2)	597	83	4,083	392	5,153

Carrying amount at 31 December 2021	(4)	595	166	4,081	592	5,430

Undrawn balance at 31 December 2021	1,900	1,200	-	-	-	3,100

1.	Included in cash flows classified within financing activities in the consolidated statement of cash flows.
Recognition and measurement
All borrowings are initially recognised at fair value less transaction costs. Borrowings are subsequently carried at amortised cost. Any difference between the proceeds received and the redemption amount is recognised in the income statement over the period of the borrowings using the effective interest method.
Borrowings designated as a hedged item are measured at amortised cost adjusted to record changes in the fair value of risks that are being hedged in fair value hedges. The changes in the fair value risks of the hedged item resulted in a gain of $7 million being recorded (2021: gain of $5 million), and a loss of $7 million recorded on the hedging instrument (2021: loss of $7 million).
All bonds, notes and facilities are subject to various covenants and negative pledges restricting future secured borrowings, subject to a number of permitted lien exceptions. Neither the covenants nor the negative pledges have been breached at any time during the reporting period.
Fair value
The carrying amount of interest-bearing liabilities approximates their fair value, with the exception of the Group’s unsecured bonds and the medium term notes. The unsecured bonds have a carrying amount of $4,084 million (2021: $4,081 million) and a fair value of $3,852 million (2021: $4,443 million). The medium term notes have a carrying amount of $385 million (2021: $592 million) and a fair value of $372 million (2021: $604 million). Fair value is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date and classified as Level 1 on the fair value hierarchy. Where these cash flows are in a foreign currency, the present value is converted to US dollars at the foreign exchange spot rate prevailing at the reporting date. The Group’s repayment obligations remain unchanged.
Foreign exchange risk
All interest-bearing liabilities are denominated in US dollars, excluding the CHF175 million medium term note.

Maturity profile of interest-bearing liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2022 US$m	2021 US$m

Due for payment in:

1 year or less	483	470

1-2 years	206	462

2-3 years	1,181	188

3-4 years	962	1,169

4-5 years	908	951

More than 5 years	2,416	3,320

	6,156	6,560
Amounts exclude transaction costs.
Bilateral facilities
The Group has 14 bilateral loan facilities totalling $2,050 million (2021: 14 bilateral loan facilities totalling $1,900 million). Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5 - 6	US$	Evergreen
5	4 - 5	US$	Evergreen
4	3 - 4	US$	Evergreen
4	3 years or less	US$	Evergreen
Interest rates are based on USD LIBOR or Secured Overnight Financing Rate (SOFR) and margins are fixed at the commencement of the drawdown period. Interest is paid at the end of the drawdown period. Evergreen facilities may be extended continually by a year subject to the bank’s agreement.
Syndicated facility
During the period, Woodside refinanced and increased the existing facilities to $2,000 million, with $800 million expiring on 11 October 2024, $600 million expiring on 12 July 2025 and $600 million expiring on 12 July 2027. Interest rates are based on SOFR and margins are fixed at the commencement of the drawdown period.
On 17 January 2020, the Group completed a $600 million syndicated facility with a term of seven years. Interest is based on the USD LIBOR plus 1.2%. Interest is paid on a quarterly basis.
Japan Bank for International Cooperation (JBIC) facility
On 24 June 2008, the Group entered into a two tranche committed loan facility of $1,000 million and $500 million respectively. The $500 million tranche was repaid in 2013. There is a prepayment option for the remaining balance. Interest rates are based on USD LIBOR. Interest is payable semi-annually in arrears and the principal amortises on a straight-line basis, with equal instalments of principal due on each interest payment date (every six months).
Under this facility, 90% of the receivables from designated Pluto LNG sale and purchase agreements are secured in favour of the lenders through a trust structure, with a required reserve amount of $30 million.
To the extent that this reserve amount remains fully funded and no default notice or acceleration notice has been given, the revenue from Pluto LNG continues to flow directly to the Group from the trust account.
Medium term notes
On 28 August 2015, the Group established a $3,000 million Global Medium Term Notes Programme listed on the Singapore Stock Exchange. Two notes have been issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate

11 December 2023	CHF	185	1.00%

29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.
US bonds
The Group has four unsecured bonds issued in the United States of America as defined in Rule 144A of the
US Securities Act of 1933
as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate

5 March 2025	1,000	3.65%

15 September 2026	800	3.70%

15 March 202 8	800	3.70%

4 March 2029	1,500	4.50%

Interest on the bonds is payable semi-annually in arrears. During the period, the Group repaid $200 million of the Yucho 2022 Medium Term Note and $83 million of the JBIC facility.